Financial investments (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial investments, non current		R$ 769
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Average yield, percentage	99.60%	101.00%